Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled
25.	ANALYSIS OF FINANCIAL ASSETS TO BE RECOVERED AND FINANCIAL LIABILITIES TO BE SETTLED
The following tables show the analysis of financial assets and liabilities the Bank expects to recover and settle as of December 31, 2020 and 2019:

12/31/2020	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Assets
Cash and deposits in banks	129,967,486
Debt securities at fair value through profit or loss	2,354	17,427,585	11,276,647	90,670	23,731,690	52,526,592	858,296	1,595,223	2,453,519
Derivative financial instruments			6,125			6,125		983,353	983,353
Repo transactions		39,421,705				39,421,705
Other financial assets	2,030,643	12,354,670	45,334	269,908		12,669,912		4,185,735	4,185,735
Loans and other financing	635,920	88,969,209	23,935,771	32,049,129	33,186,725	178,140,834	27,819,753	50,824,688	78,644,441
Other debt securities		133,258,646	2,792,253	17,532,000	32,632,409	186,215,308	20,302,997	2,600,628	22,903,625
Financial assets delivered as guarantee	13,596,610	695,748				695,748
Equity instruments at fair value through profit or loss	5,218,299

Total assets	151,451,312	292,127,563	38,056,130	49,941,707	89,550,824	469,676,224	48,981,046	60,189,627	109,170,673

Liabilities
Deposits	238,381,658	199,611,251	43,211,475	5,106,431	2,409,127	250,338,284	20,547	874	21,421
Derivative financial instruments		42	188			230
Repo transactions		618,572				618,572
Other financial liabilities		47,873,434	131,538	122,638	311,478	48,439,088	262,771	514,028	776,799
Financing received from the BCRA and other financial institutions		419,058	194,054	195,387	72,033	880,532	33,469	5,102	38,571
Issued corporate bonds		169,927		2,379,278		2,549,205	2,377,696		2,377,696
Subordinated corporate bonds				642,292		642,292		33,658,000	33,658,000

Total liabilities	238,381,658	248,692,284	43,537,255	8,446,026	2,792,638	303,468,203	2,694,483	34,178,004	36,872,487

12/31/2019	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Assets
Cash and deposits in banks	137,066,430
Debt securities at fair value through profit or loss		680,755	712,263	283,096	62,438	1,738,552	5,446,344	541,095	5,987,439
Derivative financial instruments		69,003				69,003		769,490	769,490
Repo transactions		1,481,096				1,481,096
Other financial assets	3,787,812	2,581,155	2,949	387,485		2,971,589		1,632,165	1,632,165
Loans and other financing	3,978,589	124,683,513	29,740,732	20,333,701	22,627,214	197,385,160	36,406,782	62,961,058	99,367,840
Other debt securities		63,462,778	4,497,743	4,922,940	13,620,806	86,504,267	355,003	969,675	1,324,678
Financial assets delivered as guarantee	13,064,394	1,466,345				1,466,345
Equity instruments at fair value through profit or loss	3,562,427

Total assets	161,459,652	194,424,645	34,953,687	25,927,222	36,310,458	291,616,012	42,208,129	66,873,483	109,081,612

Liabilities
Deposits	194,334,201	123,518,528	34,293,022	4,374,131	1,276,135	163,461,816	56,294	14,131	70,425
Derivative instruments		399,076	464,440	183,040		1,046,556
Repo transactions		1,364,825				1,364,825
Other financial liabilities		28,681,380	129,844	140,734	221,818	29,173,776	425,976	582,084	1,008,060
Financing received from the BCRA and other financial institutions		1,398,972	1,111,838	185,384	107,985	2,804,179	200,761	52,511	253,272
Issued corporate bonds		257,208		83,306		340,514	3,313,662	3,867,644	7,181,306
Subordinated corporate bonds				481,479		481,479		32,616,561	32,616,561

Total liabilities	194,334,201	155,619,989	35,999,144	5,448,074	1,605,938	198,673,145	3,996,693	37,132,931	41,129,624